Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets and goodwill [text block] [Abstract]
Schedule of intangible assets and goodwill
	Domain names	Development costs and software	Customer relationships	Brand	Goodwill	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2019	20	3,244	—	—	—	3,264
Additions	31	1,858	—	—	—	1,889
Acquisition of a subsidiary	—	251	—	—	22,693	22,944
At December 31, 2020	51	5,353	—	—	22,693	28,097
Additions	22	14,237	—		—	14,259
Acquisition of subsidiaries	—	36,588	21,109	2,746	196,147	256,590
At December 31, 2021	73	56,178	21,109	2,746	218,840	298,946

Accumulated amortization
At December 31, 2019	(4)	(72)	—	—	—	(76)
Charge for the year	(5)	(1,356)	—	—	—	(1,361)
At December 31, 2020	(9)	(1,428)	—	—	—	(1,437)
Charge for the year	(25)	(6,622)	(21,109)	(2,746)	—	(30,502)
Impairment loss	—	(5,493)	—	—	—	(5,493)
At December 31, 2021	(34)	(13,543)	(21,109)	(2,746)	—	(37,432)

Net book value
At December 31, 2021	39	42,635	—	—	218,840	261,514
At December 31, 2020	42	3,925	—	—	22,693	26,660
At December 31, 2019	16	3,172	—	—	—	3,188

Schedule of impairment testing, intangible assets and goodwill
	At December 31 2021	At December 31 2020	At December 31 2019
	£’000	£’000	£’000
Intangible assets
UK	32,696	3,967	3,188
Europe	5,096	—	—
Cazana	4,304	—	—
Swipcar	578	—	—
	42,674	3,967	3,188

Goodwill
UK	136,833	22,693	—
Europe	82,007	—	—
Cazana	—	—	—
Swipcar	—	—	—
	218,840	22,693	—